Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2022